Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000176692 | Technology
Holdings [Line Items]
Percent of Total Investments	29.60%
C000176692 | Communications
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176692 | Financial
Holdings [Line Items]
Percent of Total Investments	13.00%
C000176692 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	12.70%
C000176692 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	7.10%
C000176692 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	20.50%
C000176692 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176692 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.70%
C000176692 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.20%
C000176692 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	7.10%
C000176692 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000176692 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176692 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202452 | Technology
Holdings [Line Items]
Percent of Total Investments	29.60%
C000202452 | Communications
Holdings [Line Items]
Percent of Total Investments	15.40%
C000202452 | Financial
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202452 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	12.70%
C000202452 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202452 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	20.50%
C000202452 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202452 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202452 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	91.20%
C000202452 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202452 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000202452 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202452 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.70%
C000176694 | Technology
Holdings [Line Items]
Percent of Total Investments	11.00%
C000176694 | Financial
Holdings [Line Items]
Percent of Total Investments	17.70%
C000176694 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.50%
C000176694 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176694 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.60%
C000176694 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176694 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176694 | Industrial
Holdings [Line Items]
Percent of Total Investments	15.20%
C000176694 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.00%
C000176694 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176694 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176694 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176694 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000176694 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000202454 | Technology
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202454 | Financial
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202454 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	22.50%
C000202454 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202454 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	25.60%
C000202454 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202454 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202454 | Industrial
Holdings [Line Items]
Percent of Total Investments	15.20%
C000202454 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.00%
C000202454 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.10%
C000202454 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202454 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202454 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000202454 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000176695 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000176695 | Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000176695 | Financial
Holdings [Line Items]
Percent of Total Investments	21.70%
C000176695 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	13.00%
C000176695 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176695 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	28.00%
C000176695 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176695 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176695 | Industrial
Holdings [Line Items]
Percent of Total Investments	18.00%
C000176695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000176695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000176695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176695 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176695 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176695 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.60%
C000176695 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176695 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176695 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176695 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176695 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176695 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176695 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000176695 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000202455 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000202455 | Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202455 | Financial
Holdings [Line Items]
Percent of Total Investments	21.70%
C000202455 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202455 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202455 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	28.00%
C000202455 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202455 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202455 | Industrial
Holdings [Line Items]
Percent of Total Investments	18.00%
C000202455 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000202455 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202455 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202455 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202455 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202455 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	92.60%
C000202455 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202455 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202455 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202455 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202455 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202455 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202455 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000202455 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000176696 | Financial
Holdings [Line Items]
Percent of Total Investments	21.60%
C000176696 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.20%
C000176696 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.60%
C000176696 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.70%
C000176696 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176696 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000176696 | Energy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000176696 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	81.00%
C000176696 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.60%
C000176696 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000176696 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176696 | InvestmentType_Convertible Preferred Stock
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202456 | Financial
Holdings [Line Items]
Percent of Total Investments	21.60%
C000202456 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	15.20%
C000202456 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.60%
C000202456 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	27.70%
C000202456 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202456 | Utilities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000202456 | Energy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000202456 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	81.00%
C000202456 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	15.60%
C000202456 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202456 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202456 | InvestmentType_Convertible Preferred Stock
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176698 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176698 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000176698 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	27.30%
C000176698 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	19.50%
C000176698 | InvestmentType_Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	17.70%
C000176698 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	17.70%
C000176698 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	9.30%
C000176698 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202458 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202458 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000202458 | InvestmentType_U.S. Government Agency & Obligation
Holdings [Line Items]
Percent of Total Investments	27.30%
C000202458 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	19.50%
C000202458 | InvestmentType_Mortgage-Backed Security
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202458 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	17.70%
C000202458 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	9.30%
C000202458 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176699 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	7.30%
C000176699 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.20%
C000176699 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	33.20%
C000176699 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	6.70%
C000176699 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176699 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	17.00%
C000176699 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000176699 | Diversified
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176699 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176699 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.20%
C000176699 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.70%
C000176699 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176699 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176699 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	29.10%
C000176699 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	16.90%
C000176699 | InvestmentType_Update_Brinker_Asset_Type
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202459 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202459 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.20%
C000202459 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	33.20%
C000202459 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	6.70%
C000202459 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202459 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	17.00%
C000202459 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000202459 | Diversified
Holdings [Line Items]
Percent of Total Investments	7.00%
C000202459 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	7.00%
C000202459 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	18.20%
C000202459 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	6.70%
C000202459 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202459 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202459 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	29.10%
C000202459 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	16.90%
C000202459 | InvestmentType_Update_Brinker_Asset_Type
Holdings [Line Items]
Percent of Total Investments	6.90%
C000176700 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000176700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176700 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000176700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176700 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176700 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	3.80%
C000176700 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176700 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000176700 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	2.80%
C000176700 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176700 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176700 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	71.00%
C000176700 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176700 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	6.10%
C000176700 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000202460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000202460 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202460 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000202460 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202460 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202460 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202460 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202460 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202460 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202460 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202460 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202460 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202460 | InvestmentType_Corporate Bond & Note
Holdings [Line Items]
Percent of Total Investments	71.00%
C000202460 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202460 | InvestmentType_Senior Loan
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202460 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000176701 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.20%
C000176701 | General Obligation
Holdings [Line Items]
Percent of Total Investments	35.30%
C000176701 | Education
Holdings [Line Items]
Percent of Total Investments	16.00%
C000176701 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.10%
C000176701 | Airport
Holdings [Line Items]
Percent of Total Investments	6.90%
C000176701 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	25.90%
C000176701 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	4.70%
C000176701 |
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176701 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.20%
C000176701 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	4.70%
C000176701 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.90%
C000176701 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000176701 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	91.20%
C000202461 | Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202461 | General Obligation
Holdings [Line Items]
Percent of Total Investments	35.30%
C000202461 | Education
Holdings [Line Items]
Percent of Total Investments	16.00%
C000202461 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202461 | Airport
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202461 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Total Investments	25.90%
C000202461 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202461 |
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202461 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202461 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202461 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.90%
C000202461 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000202461 | InvestmentType_Municipal Bond
Holdings [Line Items]
Percent of Total Investments	91.20%
C000176693 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	34.70%
C000176693 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	12.30%
C000176693 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	24.40%
C000176693 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	8.20%
C000176693 | InvestmentType_Update_Brinker_Asset_Type
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176693 | InvestmentType_Open-End Fund
Holdings [Line Items]
Percent of Total Investments	20.30%
C000202453 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	34.70%
C000202453 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	12.30%
C000202453 | InvestmentType_Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Total Investments	24.40%
C000202453 | InvestmentType_Asset-Backed Security
Holdings [Line Items]
Percent of Total Investments	8.20%
C000202453 | InvestmentType_Update_Brinker_Asset_Type
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202453 | InvestmentType_Open-End Fund
Holdings [Line Items]
Percent of Total Investments	20.30%
C000226066 | Technology
Holdings [Line Items]
Percent of Total Investments	35.70%
C000226066 | Communications
Holdings [Line Items]
Percent of Total Investments	16.80%
C000226066 | Financial
Holdings [Line Items]
Percent of Total Investments	13.80%
C000226066 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.50%
C000226066 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.50%
C000226066 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226066 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226066 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	6.50%
C000226066 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	99.20%
C000226066 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226066 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.60%
C000226067 | Technology
Holdings [Line Items]
Percent of Total Investments	35.70%
C000226067 | Communications
Holdings [Line Items]
Percent of Total Investments	16.80%
C000226067 | Financial
Holdings [Line Items]
Percent of Total Investments	13.80%
C000226067 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.50%
C000226067 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	8.50%
C000226067 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226067 | Industrial
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226067 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	6.50%
C000226067 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	99.20%
C000226067 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226067 | Purchased Option
Holdings [Line Items]
Percent of Total Investments	0.60%
C000176697 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000176697 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	14.00%
C000176697 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176697 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176697 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176697 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176697 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000176697 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176697 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176697 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	85.80%
C000176697 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.20%
C000176697 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176697 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176697 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176697 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176697 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176697 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202457 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000202457 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Total Investments	14.00%
C000202457 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202457 | Money Market Fund Sector Weightings
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202457 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202457 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202457 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000202457 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202457 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202457 | InvestmentType_Common Stock
Holdings [Line Items]
Percent of Total Investments	85.80%
C000202457 | InvestmentType_Exchange Traded Fund (ETF)
Holdings [Line Items]
Percent of Total Investments	11.20%
C000202457 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202457 | InvestmentType_Money Market Asset Weightings
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202457 | InvestmentType_Limited Partnership
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202457 | InvestmentType_Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202457 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202457 | Money Market Fund Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%

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[8]	Position represents less than 0.05%.
[9]	Position represents less than 0.05%.
[10]	Position represents less than 0.05%.
[11]	Position represents less than 0.05%.
[12]	Position represents less than 0.05%.